Provisions (Details) - Schedule of Quantitative Sensitivity Analysis for Significant Assumptions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Increase in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in defined benefit obligations	$ (34,297)	$ (17,571)
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ 43,349	$ 22,477
Decrease in Rate [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in rate	1.00%	1.00%
Future annual salary increases, Increase/(decrease) in rate	1.00%	1.00%
Decrease in defined benefit obligations [Member]
Schedule of Quantitative Sensitivity Analysis for Significant Assumptions [Line Items]
Discount rate, Increase/(decrease) in defined benefit obligations	$ 43,440	$ 22,380
Future annual salary increases, Increase/(decrease) in defined benefit obligations	$ (34,637)	$ (17,927)